Acquisitions (Details Textuals) In Millions, unless otherwise specified					1 Months Ended	12 Months Ended								1 Months Ended		12 Months Ended
	Oct. 01, 2008 JPY (¥)	Mar. 31, 2009 Gracenote, Twowaytraffic, and Other [Member] JPY (¥)	Oct. 01, 2008 Assets and liabilities recorded at the historical carryover basis [Member]	Oct. 01, 2008 Acquired assets and liabilities recorded at fair value [Member]	Aug. 31, 2004 Sony BMG Acquisition [Member]	Mar. 31, 2010 Sony BMG Acquisition [Member] JPY (¥)	Mar. 31, 2011 Sony BMG Acquisition [Member]	Oct. 01, 2008 Sony BMG Acquisition [Member] JPY (¥)	Mar. 31, 2011 Other Acquisitions [Member] JPY (¥)	Mar. 31, 2010 Other Acquisitions [Member] JPY (¥)	Mar. 31, 2009 Other Acquisitions [Member] JPY (¥)	Mar. 31, 2009 Gracenote [Member] JPY (¥)	Mar. 31, 2009 2waytraffic [Member] JPY (¥)	Mar. 31, 2011 GSN [Member] JPY (¥)	Apr. 30, 2009 GSN [Member] JPY (¥)	Mar. 31, 2011 GSN [Member] USD ($)	Mar. 31, 2011 GSN [Member] JPY (¥)
Acquisitions (Textuals) [Abstract]
Equity interest under the equity method							0.50	0.50
SONY BMG Joint venture share					between Sony and Bertelsmann 50/50
Total acquisition cost								¥ 97,424	¥ 2,884	¥ 17,616	¥ 95,458	¥ 27,521	¥ 38,176
Cash consideration for acquisition								95,410				27,108	24,369
Transaction costs for acquisition								2,014				413	1,288
Sony's share in acquisition by cash payment								63,606
Sony BMG'S share in acquisition by cash payment								31,803
Additional cash received by Bertelsmann from SONY BMG								31,803
Total cash receipts to Bertelsmann AG								127,213
Percentage share recorded			50.00%	50.00%
Amount decrease in goodwill due to purchase price adjustment						8,649
Cost of acquisition, third-party debt												0	12,519
Contingent consideration and subject to future change										1,420
Recorded as goodwill	94,605	61,614							1,415	13,425
Recorded as intangible assets	109,085	32,977							1,227	3,708
Cash proceeds on sale of ownership															8,831
Gain on sale of ownership															8,322
Acquired additional equity interest in GSN														5.00%
Acquired additional equity interest in GSN, Value														4,849
Term of put right, exercisable																60 days	60 days
Put exercise price, minimum																234
Put exercise price, maximum																288
Bye/sell provision exercised annually																P60D	P60D
Remeasured equity interest																35.00%	35.00%
Total remeasured equity interest																	33,940
Recognized gain on remeasured equity interest																	¥ 26,991